o 406 SA-1
o 406 SAA-1
                      SUPPLEMENT DATED FEBRUARY 25, 2004
                TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

                            TEMPLETON INCOME TRUST
                          Templeton Global Bond Fund
                                  Class A & C
                                 Advisor Class
                             dated January 1, 2004

The Statement of Additional Information (SAI) is amended as follows:

I. The information under the section entitled "Goal, Strategies and Risks - Fundamental Investment Policies," beginning on page 2, is revised to read as follows:

 FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is current income with capital appreciation and growth of income.

The Fund may not:

 1. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from purchasing or selling securities secured by real estate or interests therein or securities of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein.

 2. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

 3. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

 4. Issue senior securities, except to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act) or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the U.S. Securities and Exchange Commission (SEC).

 5. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any rules or exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

 6. Invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

 7. Borrow money, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

II. The information under the section "Goal, Strategies and Risks - Non-Fundamental Investment Policies," beginning on page 3, is supplemented with the following:

The Fund may invest up to 15% of its net assets in illiquid securities.

III. The information under the section entitled "Officers and Trustees - Independent Board Members," beginning on page 11, is supplemented with the following:

                                             NUMBER OF PORTFOLIOS
                                              IN FUND COMPLEX
                                  LENGTH OF     OVERSEEN BY          OTHER
NAME, AGE AND ADDRESS   POSITION  TIME SERVED  BOARD MEMBER*  DIRECTORSHIPS HELD
--------------------------------------------------------------------------------
Frank J. Crothers (59)  Trustee     20         Since 2003            None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Ventures Resources Corporation (Vice Chairman 1966-2003); Vice Chairman, Caribbean Utilities Co. Ltd.; Director and President, Provo Power Company Ltd.; Director, Caribbean Electric Utility Services Corporation (Chairman until 2002); director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic Equipment & Power Ltd. (1977-2003).

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Frank A. Olson (71)    Trustee      20         Since 2003    Director, Becton,
500 East Broward Blvd.                                       Dickinson and Co.
Suite 2100                                                 (medical technology);
Fort Lauderdale, FL 33394-3091                                White Mountains
                                                            Insurance Group Ltd.
                                                             (holding company);
                                                             and Amerada Hess
                                                             Corporation
                                                             (exploration and
                                                             refining of oil and
                                                             gas).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, The Hertz Corporation (car rental) (since 1980) (Chief Executive Officer 1977-1999); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

-------------------------------------------------------------------------------
Constantine           Trustee       20         Since 2003           None
D.Tseretopoulos(49)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow, University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).

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               Please keep this supplement for future reference.